Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 201,250,016.25
Previously Paid Amount	0.00
Total Fee Amount	27,792.63
Total Offset Amount	0.00
Net Fee	27,792.63
Narrative - Max Aggregate Offering Price	$ 201,250,016.25
Final Prospectus	true